INVESTMENT IN A JOINT VENTURE - Summarized financial information of the joint venture (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of joint ventures [line items]
Current assets	¥ 138,838,000,000		¥ 122,045,000,000			$ 21,339
Non-current assets	478,381,000,000		515,636,000,000			73,526
Current liabilities	61,412,000,000		67,090,000,000			9,439
Non-current liabilities	175,832,000,000		188,220,000,000			$ 27,025
Revenue	186,390,000,000	$ 28,648	146,490,000,000	¥ 171,437,000,000
Depreciation, depletion and amortization	(61,257,000,000)	(9,415)	(68,907,000,000)	(73,439,000,000)
Interest income	653,000,000	100	901,000,000	873,000,000
Finance costs	(5,044,000,000)	(775)	(6,246,000,000)	(6,118,000,000)
Profit before tax	36,357,000,000	5,588	(5,275,000,000)	17,130,000,000
Income tax expense	(11,680,000,000)	(1,795)	5,912,000,000	3,116,000,000
Profit after tax	24,677,000,000		637,000,000	20,246,000,000
Dividends received from a joint venture	243,000,000	37	0	32,000,000
Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	11,614,000,000		9,201,000,000
Non-current assets	63,660,000,000		66,992,000,000
Current liabilities	(6,630,000,000)		(6,866,000,000)
Non-current liabilities	(18,486,000,000)		(16,727,000,000)
Revenue	29,879,000,000		28,371,000,000	31,231,000,000
Depreciation, depletion and amortization	(3,742,000,000)		(3,988,000,000)	(3,535,000,000)
Interest income	313,000,000		388,000,000	288,000,000
Finance costs	(550,000,000)		(704,000,000)	(799,000,000)
Profit before tax	2,215,000,000		1,226,000,000	4,194,000,000
Income tax expense	(1,109,000,000)		(160,000,000)	(900,000,000)
Profit after tax	1,106,000,000		1,066,000,000	3,294,000,000
Total comprehensive income/(expense)	1,106,000,000		1,066,000,000	3,294,000,000
Dividends received from a joint venture	¥ 243,000,000	$ 36	¥ 0	¥ 32,000,000	$ 5